Discontinued Operations	12 Months Ended
Mar. 31, 2017
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations

10. Discontinued Operations

During the fourth quarter of fiscal 2015, the Company closed down its metallic parts business unit and sold all of its assets. The operating results of the metallic parts business unit are reported as discontinued operations for all periods presented. We had historically reported the results of the metallic parts business unit as a separate segment. The continuing cash flows subsequent to its closure were not significant.

The results of the discontinued operations of metallic parts for the fiscal years ended March 31, 2015, 2016 and 2017 were as follows:

	Year ended March 31,
	2015	2016	2017
Net sales	$1	$—	$—

Loss from discontinued operations, before income taxes	$(348)	$—	$—
Income taxes	—	—	—
Loss from discontinued operations, after income taxes	$(348)	$—	$—

As of March 31, 2016 and 2017, the discounted operations of metallic parts had no assets and liabilities.

In the consolidated statements of cash flows, the activities of metallic parts were included along with our activities from continuing operations.